Land Use Rights	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Land Use Rights
18	LAND USE RIGHTS
For the year ended December 31, 2020, the amortization of land use rights expensed in the profit or loss amounted to RMB459 million (2019: RMB462 million; 2018: RMB467 million).